Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses [Line Items]
Professional fees	$ 83	$ 284	$ 414
Consulting fees	967	832	0
License fees	0	421	0
Dividends	0	216	0
Salaries and employee benefits	156	105	930
Severance	307	0
Advances and fees		0	340
Financing costs		0	616
Other	166	262	320
Total	$ 1,679	$ 2,120	$ 2,620